Schedule of Investments (unaudited) April 30, 2020	iShares® Core MSCI Europe ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 0.4%
BHP Group PLC	782,038	$13,180,599

Austria — 0.5%
ams AG(a)	102,444	1,334,219
ANDRITZ AG	28,778	945,616
BAWAG Group AG(b)	29,830	1,013,510
CA Immobilien Anlagen AG	30,496	970,336
Erste Group Bank AG	117,293	2,546,938
IMMOFINANZ AG	41,002	758,072
Lenzing AG	6,293	359,800
Oesterreichische Post AG	19,826	747,010
OMV AG	59,261	1,940,766
Raiffeisen Bank International AG	59,561	1,026,180
S&T AG(c)	23,397	513,560
Schoeller-Bleckmann Oilfield Equipment AG	6,269	185,394
Telekom Austria AG	82,238	578,283
UNIQA Insurance Group AG	72,430	487,102
Verbund AG	26,844	1,216,076
voestalpine AG	50,177	1,038,448
Wienerberger AG	52,397	978,507

		16,639,817

Belgium — 1.7%
Ackermans & van Haaren NV	8,381	1,109,827
Aedifica SA	12,301	1,189,691
Ageas	68,630	2,469,349
AGFA-Gevaert NV(a)	99,909	395,591
Anheuser-Busch InBev SA/NV	284,109	13,032,409
Barco NV	4,594	734,644
Befimmo SA	12,730	568,184
Bekaert SA	21,674	459,597
bpost SA	39,159	273,429
Cofinimmo SA	9,988	1,389,362
Colruyt SA	22,100	1,322,139
D’ieteren SA/NV	12,183	608,488
Econocom Group SA/NV	82,464	158,787
Elia Group SA/NV	14,716	1,692,435
Euronav NV	73,950	826,174
Fagron	36,520	823,207
Galapagos NV(a)	17,316	3,821,692
Groupe Bruxelles Lambert SA	27,692	2,210,526
Intervest Offices & Warehouses NV	19,586	484,827
KBC Ancora	21,653	759,877
KBC Group NV	92,491	4,992,329
Melexis NV	8,405	511,393
Ontex Group NV	31,480	574,093
Proximus SADP	57,814	1,232,912
Sofina SA	5,563	1,310,028
Solvay SA	27,633	2,156,180
Telenet Group Holding NV	18,825	785,172
UCB SA	47,773	4,371,294
Umicore SA	74,129	3,199,835
Warehouses De Pauw CVA	53,917	1,476,382

		54,939,853

Denmark — 3.6%
ALK-Abello A/S(a)	3,240	824,908
Ambu A/S, Series B	64,147	2,011,820
AP Moller — Maersk A/S, Class A	1,678	1,548,491
AP Moller — Maersk A/S, Class B, NVS	2,241	2,227,624

Security	Shares	Value

Denmark (continued)
Carlsberg A/S, Class B	39,379	$4,964,403
Chr Hansen Holding A/S	39,092	3,368,135
Coloplast A/S, Class B	45,058	7,125,233
Danske Bank A/S(a)	248,740	2,950,995
Demant A/S(a)	41,947	1,002,382
Dfds A/S(a)	16,398	415,087
Drilling Co. of 1972 A/S (The)(a)	10,511	247,394
DSV Panalpina A/S	81,675	8,425,753
FLSmidth & Co. A/S(a)	16,526	435,192
Genmab A/S(a)	24,906	5,988,206
GN Store Nord A/S	50,653	2,315,238
H Lundbeck A/S	29,407	1,071,245
ISS A/S(a)	57,176	852,941
Jyske Bank A/S, Registered(a)	31,909	862,070
Netcompany Group A/S(a)(b)	16,088	830,543
Novo Nordisk A/S, Class B	662,900	42,271,658
Novozymes A/S, Class B	80,028	3,919,940
Orsted A/S(b)	70,728	7,148,973
Pandora A/S	37,465	1,330,678
Per Aarsleff Holding A/S	15,432	450,907
Ringkjoebing Landbobank A/S	15,949	997,596
Rockwool International A/S, Class B	3,717	780,441
Royal Unibrew A/S(a)	20,126	1,557,326
SimCorp A/S	17,275	1,597,975
Spar Nord Bank A/S(a)	66,079	457,949
Sydbank A/S	28,856	480,040
Topdanmark A/S	18,297	738,795
Tryg A/S	46,037	1,218,749
Vestas Wind Systems A/S	70,941	6,105,968
Zealand Pharma A/S(a)	14,231	493,545

		117,018,200

Finland — 2.0%
Cargotec OYJ, Class B	17,595	384,087
Caverion OYJ	62,311	355,578
Citycon OYJ	34,973	230,985
Elisa OYJ	55,618	3,377,315
Fortum OYJ	165,070	2,739,137
Huhtamaki OYJ	39,316	1,469,303
Kemira OYJ	56,385	678,726
Kesko OYJ, Class B	102,532	1,667,704
Kone OYJ, Class B	128,249	7,770,862
Konecranes OYJ	29,386	638,580
Metsa Board OYJ	92,253	642,644
Metso OYJ	40,592	1,126,182
Neste OYJ	158,435	5,610,349
Nokia OYJ	2,116,442	7,705,493
Nokian Renkaat OYJ	48,258	1,032,561
Nordea Bank Abp	1,191,841	7,716,851
Orion OYJ, Class B	42,637	2,165,960
Outokumpu OYJ	143,643	386,565
Outotec OYJ	65,082	271,593
Sampo OYJ, Class A	160,645	5,320,862
Stora Enso OYJ, Class R	220,114	2,603,781
TietoEVRY OYJ	32,479	791,171
UPM-Kymmene OYJ	201,492	5,574,734
Uponor OYJ	37,777	424,530
Valmet OYJ	51,762	1,184,924
Wartsila OYJ Abp	160,226	1,176,522

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Core MSCI Europe ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Finland (continued)
YIT OYJ	79,074	$433,049

		63,480,048

France — 15.4%
ABC arbitrage	74,659	510,270
Accor SA	70,328	1,950,406
Aeroports de Paris	11,147	1,091,512
Air France-KLM(a)(c)	74,263	377,988
Air Liquide SA	175,231	22,283,130
Airbus SE(a)	218,017	13,821,396
ALD SA(b)	49,909	486,521
Alstom SA	70,816	2,897,819
Alten SA	13,943	1,003,355
Amundi SA(b)	23,748	1,576,278
APERAM SA	22,763	591,893
Arkema SA	25,835	2,142,088
Atos SE	37,929	2,702,828
AXA SA	711,766	12,626,356
BioMerieux	17,011	2,111,022
BNP Paribas SA	416,109	13,069,036
Boiron SA	9,193	338,322
Bollore SA	380,135	1,008,428
Bouygues SA	83,387	2,567,392
Bureau Veritas SA	110,073	2,283,462
Capgemini SE	60,203	5,653,725
Carrefour SA	228,625	3,379,323
Casino Guichard Perrachon SA(c)	23,478	880,240
CGG SA(a)	251,311	316,550
Cie. de Saint-Gobain	184,509	4,892,664
Cie. Generale des Etablissements Michelin SCA	64,110	6,256,573
Cie. Plastic Omnium SA	28,136	534,989
CNP Assurances(a)	71,903	742,269
Coface SA(a)	46,755	274,490
Constellium SE(a)	52,300	405,848
Covivio	18,255	1,142,697
Credit Agricole SA	426,633	3,402,814
Danone SA	229,402	15,894,959
Dassault Aviation SA	1,085	885,358
Dassault Systemes SE	50,017	7,316,352
DBV Technologies SA(a)	16,467	217,518
Edenred	91,905	3,701,398
Eiffage SA	28,775	2,354,339
Electricite de France SA	237,505	1,892,253
Elior Group SA(b)	64,419	425,818
Elis SA(a)	83,187	1,029,596
Engie SA	673,673	7,307,903
EssilorLuxottica SA	106,607	13,153,761
Eurazeo SE	18,469	883,202
Eurofins Scientific SE	4,586	2,536,638
Eutelsat Communications SA	67,557	757,711
Faurecia SE	29,546	1,069,879
Fnac Darty SA(a)	11,127	358,553
Gaztransport Et Technigaz SA	10,785	782,008
Gecina SA	16,046	2,093,204
Getlink SE	168,482	2,146,181
Hermes International	11,618	8,497,884
ICADE	12,818	984,875
Iliad SA	6,262	932,792
Imerys SA	17,370	544,506
Ingenico Group SA	23,531	2,956,221
Innate Pharma SA(a)	44,731	316,010

Security	Shares	Value

France (continued)
Ipsen SA	15,619	$1,159,032
IPSOS	22,504	433,816
JCDecaux SA	36,884	764,350
Kering SA	28,632	14,432,160
Klepierre SA	70,385	1,422,745
Korian SA	25,162	845,539
Lagardere SCA	28,628	464,072
Legrand SA	99,646	6,714,431
L’Oreal SA	93,548	27,183,463
LVMH Moet Hennessy Louis Vuitton SE	104,095	40,184,671
Maisons du Monde SA(b)	29,690	268,123
Mercialys SA	27,201	211,830
Metropole Television SA	18,184	202,356
Natixis SA	378,193	895,161
Nexans SA	13,557	482,592
Nexity SA	19,217	589,355
Orange SA	735,759	8,973,437
Orpea	17,920	1,992,219
Pernod Ricard SA	78,960	12,030,046
Peugeot SA	220,008	3,150,745
Publicis Groupe SA	81,839	2,431,886
Quadient	19,815	273,462
Remy Cointreau SA	10,051	1,120,702
Renault SA	72,323	1,434,274
Rexel SA	103,900	973,004
Rubis SCA	35,360	1,586,373
Safran SA	122,631	11,312,238
Sanofi	421,965	41,221,674
Sartorius Stedim Biotech	11,771	2,823,518
Schneider Electric SE	203,019	18,558,723
SCOR SE	63,394	1,784,491
SEB SA	8,968	1,078,527
SES SA	138,930	927,628
Societe BIC SA	10,932	546,964
Societe Generale SA	300,295	4,690,300
Sodexo SA	33,463	2,657,271
SOITEC(a)	10,262	943,033
Sopra Steria Group	7,450	882,094
SPIE SA	51,680	780,018
STMicroelectronics NV	264,806	6,876,895
Suez	131,110	1,481,283
Teleperformance	22,794	5,105,601
Thales SA	40,280	3,050,365
TOTAL SA	898,744	32,337,348
Ubisoft Entertainment SA(a)	34,449	2,562,756
Unibail-Rodamco-Westfield	50,835	2,991,106
Valeo SA	92,744	2,150,501
Vallourec SA(a)	134,656	160,099
Veolia Environnement SA	201,975	4,310,534
Vicat SA	12,463	349,459
Vinci SA	189,588	15,511,881
Vivendi SA	318,048	6,864,393
Wendel SE	10,716	915,504
Worldline SA(a)(b)	49,777	3,379,196

		498,833,847

Germany — 12.6%
Aareal Bank AG	25,045	409,282
adidas AG	67,632	15,496,975
ADO Properties SA(b)	15,069	422,530
Aixtron SE(a)	49,101	457,025

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Core MSCI Europe ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Germany (continued)
Allianz SE, Registered	154,735	$28,621,989
alstria office REIT AG	77,885	1,166,153
Aroundtown SA	484,482	2,605,507
AURELIUS Equity Opportunities SE & Co. KGaA(c)	15,057	263,871
Aurubis AG	16,288	851,693
BASF SE	338,393	17,303,413
Bayer AG, Registered	368,837	24,295,785
Bayerische Motoren Werke AG	122,698	7,263,839
Bechtle AG	12,440	1,801,295
Beiersdorf AG	37,886	3,966,238
Bilfinger SE	16,337	307,239
Brenntag AG	57,876	2,611,099
CANCOM SE	16,306	830,845
Carl Zeiss Meditec AG, Bearer	15,840	1,560,592
Ceconomy AG(a)	91,353	233,137
Commerzbank AG	383,518	1,417,307
CompuGroup Medical SE	12,289	934,807
Continental AG	42,253	3,572,793
Covestro AG(b)	67,015	2,251,959
CTS Eventim AG & Co. KGaA	26,052	1,082,608
Daimler AG, Registered(c)	337,851	11,669,468
Delivery Hero SE(a)(b)	43,573	3,674,864
Deutsche Bank AG, Registered(c)	736,128	5,464,972
Deutsche Boerse AG	71,222	11,057,839
Deutsche EuroShop AG(c)	32,087	462,507
Deutsche Lufthansa AG, Registered(a)(c)	92,988	830,890
Deutsche Pfandbriefbank AG(b)	69,511	511,249
Deutsche Post AG, Registered	374,559	11,138,407
Deutsche Telekom AG, Registered	1,234,494	18,017,280
Deutsche Wohnen SE	134,791	5,462,553
Duerr AG	25,033	584,565
E.ON SE	838,626	8,401,030
Evonik Industries AG	72,983	1,795,414
Evotec SE(a)(c)	55,418	1,369,984
Fraport AG Frankfurt Airport Services Worldwide	15,439	677,090
Freenet AG(c)	60,063	1,138,444
Fresenius Medical Care AG & Co. KGaA	81,405	6,389,412
Fresenius SE & Co. KGaA	157,993	6,857,960
GEA Group AG	57,232	1,315,156
Gerresheimer AG	14,242	1,136,406
Grand City Properties SA	50,222	1,050,656
GRENKE AG(c)	12,380	867,828
Hannover Rueck SE	22,341	3,560,399
HeidelbergCement AG	55,457	2,634,990
HelloFresh SE(a)	57,748	2,048,080
Henkel AG & Co. KGaA	40,577	3,159,967
HOCHTIEF AG	10,896	856,292
HUGO BOSS AG	25,732	715,316
Indus Holding AG	14,335	441,202
Infineon Technologies AG	474,852	8,815,785
Jenoptik AG	24,352	502,514
K+S AG, Registered(c)	82,525	555,896
KION Group AG	25,728	1,276,830
Knorr-Bremse AG	18,604	1,729,189
Krones AG(c)	7,534	454,272
LANXESS AG	32,641	1,607,396
LEG Immobilien AG	24,820	2,850,111
Leoni AG(a)(c)	21,967	151,220
Merck KGaA	49,844	5,792,437
METRO AG	74,718	648,817

Security	Shares	Value

Germany (continued)
MorphoSys AG(a)	13,462	$1,414,628
MTU Aero Engines AG	20,132	2,740,887
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	53,292	11,720,840
Nemetschek SE	23,269	1,465,476
Nordex SE(a)	35,842	290,311
Norma Group SE	17,667	443,904
OSRAM Licht AG(a)	37,965	1,575,998
Pfeiffer Vacuum Technology AG	3,035	500,630
ProSiebenSat.1 Media SE(c)	92,257	924,195
Puma SE	32,063	2,015,105
QIAGEN NV(a)	86,141	3,585,309
Rational AG	1,452	701,037
Rheinmetall AG	17,133	1,160,100
Rhoen-Klinikum AG	22,695	451,915
RIB Software SE(c)	17,253	547,263
Rocket Internet SE(a)(b)	40,030	843,137
RWE AG	219,918	6,320,590
Salzgitter AG(c)	25,839	344,853
SAP SE	369,248	44,059,397
Scout24 AG(b)	41,920	2,741,124
Siemens AG, Registered	284,789	26,414,177
Siemens Healthineers AG(b)	55,335	2,436,458
Siltronic AG	9,324	800,462
Sixt SE	10,160	686,056
Software AG	24,184	858,235
Stabilus SA	12,861	550,225
Stroeer SE & Co. KGaA	13,952	884,042
Suedzucker AG(c)	30,996	409,775
Symrise AG	49,053	4,960,145
TAG Immobilien AG	58,053	1,268,530
Telefonica Deutschland Holding AG	420,849	1,196,180
thyssenkrupp AG(a)(c)	157,638	1,049,778
TUI AG(c)	162,300	647,930
Uniper SE	78,242	2,099,612
United Internet AG, Registered(d)	42,042	1,448,228
Varta AG(a)(c)	5,481	454,453
Volkswagen AG	14,002	2,090,350
Vonovia SE	192,655	9,506,225
Vossloh AG(c)	8,278	312,808
Wacker Chemie AG	6,235	363,859
Wirecard AG(c)	44,407	4,396,964
Zalando SE(a)(b)	54,820	2,671,373

		406,755,232

Ireland — 0.9%
AIB Group PLC(a)	305,073	417,683
Bank of Ireland Group PLC	390,313	787,901
C&C Group PLC	169,208	416,190
Cairn Homes PLC(a)	330,701	307,160
CRH PLC	305,554	9,220,248
Dalata Hotel Group PLC	97,954	318,648
Flutter Entertainment PLC(a)	30,351	3,713,293
Glanbia PLC	79,144	839,124
Grafton Group PLC	108,084	865,707
Kerry Group PLC, Class A	58,574	6,717,143
Kingspan Group PLC	59,526	3,031,745
Smurfit Kappa Group PLC	86,059	2,697,733
UDG Healthcare PLC	116,060	919,344

		30,251,919

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Core MSCI Europe ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Italy — 3.5%
A2A SpA	707,998	$963,522
Amplifon SpA	51,004	1,168,130
Anima Holding SpA(b)	182,746	646,122
Ascopiave SpA	90,260	329,210
Assicurazioni Generali SpA	391,857	5,586,050
ASTM SpA	23,719	462,434
Atlantia SpA	188,377	3,065,022
Autogrill SpA	70,482	364,070
Azimut Holding SpA	47,873	814,058
Banca Generali SpA	31,318	777,297
Banca Mediolanum SpA	90,018	549,184
Banca Monte dei Paschi di Siena SpA(a)(c)	111,699	136,291
Banca Popolare di Sondrio SCPA	251,833	399,130
Banco BPM SpA(a)(c)	583,375	711,494
BPER Banca	189,879	468,358
Buzzi Unicem SpA	43,539	852,905
Cerved Group SpA	95,769	651,927
CNH Industrial NV(a)	379,397	2,373,641
Credito Emiliano SpA	93,928	416,661
Davide Campari-Milano SpA	223,987	1,734,504
De’ Longhi SpA	29,502	532,850
DiaSorin SpA	10,755	1,829,426
Enav SpA(b)	113,587	508,844
Enel SpA	3,004,812	20,523,737
Eni SpA	925,229	8,830,795
ERG SpA	31,095	558,557
Ferrari NV	46,500	7,303,569
FinecoBank Banca Fineco SpA	208,266	2,313,073
Freni Brembo SpA(c)	77,346	657,828
Hera SpA	350,019	1,295,043
IMA Industria Macchine Automatiche SpA	10,123	689,656
Immobiliare Grande Distribuzione SIIQ SpA	72,873	288,940
Infrastrutture Wireless Italiane SpA(b)	107,357	1,135,313
Interpump Group SpA	36,527	1,063,413
Intesa Sanpaolo SpA	5,519,316	8,602,470
Iren SpA	341,318	841,152
Italgas SpA	237,994	1,330,745
Juventus Football Club SpA(a)(c)	342,623	339,249
Leonardo SpA	126,090	869,241
Mediaset SpA(a)(c)	200,658	407,693
Mediobanca Banca di Credito Finanziario SpA	239,006	1,384,310
Moncler SpA	69,623	2,615,652
Pirelli & C SpA(b)	183,429	714,033
Poste Italiane SpA(b)	200,885	1,705,667
Prysmian SpA	91,395	1,718,802
Recordati SpA	42,362	1,840,652
Reply SpA	7,742	541,012
Saipem SpA(a)	237,038	607,788
Salvatore Ferragamo SpA	28,066	347,062
Saras SpA	296,108	278,921
Snam SpA	770,007	3,447,772
Societa Cattolica di Assicurazioni SC	94,627	521,852
Tamburi Investment Partners SpA	110,814	716,110
Technogym SpA(b)	61,246	451,467
Telecom Italia SpA/Milano(a)(c)	3,530,349	1,398,232
Tenaris SA	183,178	1,282,859
Terna Rete Elettrica Nazionale SpA	539,685	3,381,189
Tod’s SpA(c)	5,800	177,496
UniCredit SpA(a)	752,295	5,791,816
Unione di Banche Italiane SpA	379,238	1,083,725

Security	Shares	Value

Italy (continued)
Unipol Gruppo SpA	222,463	$766,079

		113,164,100

Netherlands — 6.6%
Aalberts NV	41,006	1,154,286
ABN AMRO Bank NV, CVA(b)	152,047	1,165,759
Adyen NV(a)(b)	3,984	3,932,543
Aegon NV	657,577	1,692,573
AerCap Holdings NV(a)	47,252	1,328,726
Akzo Nobel NV	73,805	5,594,031
Altice Europe NV(a)	244,838	974,802
AMG Advanced Metallurgical Group NV	12,744	214,612
Arcadis NV	32,356	502,887
ArcelorMittal SA	255,391	2,797,857
Argenx SE(a)(c)	16,434	2,475,022
ASM International NV	17,374	1,911,537
ASML Holding NV	159,456	47,269,600
ASR Nederland NV	53,803	1,446,742
BE Semiconductor Industries NV	32,122	1,321,482
Boskalis Westminster	39,089	678,605
Corbion NV	31,352	1,121,196
Eurocommercial Properties NV	22,282	247,471
Euronext NV(b)	23,050	1,933,894
EXOR NV	38,937	2,127,693
Flow Traders(b)	16,871	561,756
Heineken Holding NV	49,037	3,818,797
Heineken NV	95,466	8,116,250
IMCD NV	20,498	1,812,282
ING Groep NV	1,428,581	7,836,141
Intertrust NV(b)	38,500	606,391
Just Eat Takeaway.com NV(a)(b)	16,047	1,634,945
Just Eat Takeaway.com NV(a)(b)(c)	28,314	2,888,539
Koninklijke Ahold Delhaize NV	417,896	10,143,107
Koninklijke BAM Groep NV(a)	146,886	244,866
Koninklijke DSM NV	67,390	8,248,520
Koninklijke KPN NV	1,290,939	2,986,295
Koninklijke Philips NV	339,813	14,781,809
Koninklijke Vopak NV	27,293	1,573,023
NN Group NV	113,052	3,270,240
NSI NV	14,960	601,355
NXP Semiconductors NV	104,812	10,436,131
OCI NV(a)(c)	35,441	428,945
Pharming Group NV(a)	301,116	443,927
PostNL NV	203,098	349,029
Prosus NV(a)	182,810	13,852,033
Randstad NV	43,361	1,739,679
Rhi Magnesita NV	11,433	352,161
SBM Offshore NV	69,193	875,720
Signify NV(b)	50,368	1,026,953
TKH Group NV	19,093	671,293
TomTom NV	39,193	309,082
Unilever NV	543,661	27,141,605
Wereldhave NV(c)	21,175	185,544
Wolters Kluwer NV	103,590	7,615,577

		214,443,313

Norway — 1.2%
Adevinta ASA(a)	96,950	803,999
Aker ASA, Class A(a)	11,529	306,175
Aker BP ASA	51,232	852,735
Aker Solutions ASA(a)(c)	354,181	233,936

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Core MSCI Europe ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Norway (continued)
Austevoll Seafood ASA	52,547	$411,088
Bakkafrost P/F	19,241	953,620
Borr Drilling Ltd.(a)(c)	40,112	28,456
Borregaard ASA	54,673	509,840
BW Energy Ltd.(a)(c)	50,975	63,547
BW Offshore Ltd.(a)(c)	48,914	138,803
DNB ASA	361,467	4,392,972
DNO ASA	403,645	183,939
Entra ASA(b)	63,906	806,677
Equinor ASA	380,400	5,339,607
Frontline Ltd./Bermuda	33,766	319,833
Gjensidige Forsikring ASA	82,894	1,468,148
Kongsberg Gruppen ASA	46,327	597,472
Leroy Seafood Group ASA	136,023	724,334
Mowi ASA	172,517	2,962,629
NEL ASA(a)	552,797	682,913
Norsk Hydro ASA	546,505	1,399,478
Norwegian Air Shuttle ASA(a)(c)	72,727	36,422
Norwegian Finans Holding ASA(a)	67,576	363,353
Orkla ASA	304,269	2,761,169
Salmar ASA	23,804	931,704
Schibsted ASA, Class B	40,770	794,292
SpareBank 1 SMN	99,077	726,144
SpareBank 1 SR-Bank ASA	99,781	636,108
Storebrand ASA	196,535	988,488
Subsea 7 SA(a)	101,006	561,587
Telenor ASA	280,991	4,323,658
TGS NOPEC Geophysical Co. ASA	50,031	770,815
Tomra Systems ASA	46,275	1,541,360
Yara International ASA	67,547	2,308,729

		39,924,030

Portugal — 0.3%
Banco Comercial Portugues SA, Class R(a)	4,192,605	468,400
EDP — Energias de Portugal SA	959,853	4,047,608
Galp Energia SGPS SA	189,979	2,188,003
Jeronimo Martins SGPS SA	87,847	1,483,213
Navigator Co. SA (The)	112,537	292,624
NOS SGPS SA	133,229	496,731
REN — Redes Energeticas Nacionais SGPS SA	301,197	816,505
Sonae SGPS SA	679,756	533,088

		10,326,172

Spain — 4.0%
Acciona SA	9,894	979,655
Acerinox SA	68,260	517,824
ACS Actividades de Construccion y Servicios SA	99,998	2,493,948
Aena SME SA(b)	25,706	3,251,992
Amadeus IT Group SA	161,196	7,754,425
Applus Services SA	66,286	435,618
Banco Bilbao Vizcaya Argentaria SA	2,471,426	8,085,667
Banco de Sabadell SA	2,143,471	887,682
Banco Santander SA	6,219,219	13,879,266
Bankia SA	532,916	542,143
Bankinter SA	258,507	1,065,749
Bolsas y Mercados Espanoles SHMSF SA	28,683	1,045,541
CaixaBank SA	1,339,287	2,407,217
Cellnex Telecom SA(b)	101,201	5,298,412
Cia. de Distribucion Integral Logista Holdings SA	27,345	487,003
Cie. Automotive SA	36,685	642,495
Corp Financiera Alba SA	11,536	428,339

Security	Shares	Value

Spain (continued)
Ebro Foods SA	41,574	$883,398
Enagas SA	76,645	1,787,280
Ence Energia y Celulosa SA(c)	84,875	272,383
Endesa SA	119,717	2,655,302
Euskaltel SA(b)	55,489	442,457
Faes Farma SA	169,575	742,013
Ferrovial SA	183,483	4,582,091
Global Dominion Access SA(a)(b)	114,277	352,973
Grifols SA	116,702	3,970,204
Grupo Catalana Occidente SA	23,196	449,188
Iberdrola SA	2,299,206	23,017,445
Indra Sistemas SA(a)	72,053	620,703
Industria de Diseno Textil SA	412,198	10,496,919
Inmobiliaria Colonial Socimi SA	115,736	1,115,538
Lar Espana Real Estate Socimi SA	55,320	226,917
Liberbank SA	993,319	199,101
Mapfre SA	472,496	864,784
Masmovil Ibercom SA(a)	34,848	658,034
Mediaset Espana Comunicacion SA	80,480	288,602
Melia Hotels International SA	72,401	332,270
Merlin Properties Socimi SA	132,278	1,225,719
Miquel y Costas & Miquel SA	17,881	226,403
Naturgy Energy Group SA	109,630	1,934,452
Neinor Homes SA(a)(b)	36,239	317,541
Prosegur Cia. de Seguridad SA	124,751	274,373
Red Electrica Corp. SA	158,172	2,781,461
Repsol SA	543,335	4,947,784
Sacyr SA	235,343	439,242
Siemens Gamesa Renewable Energy SA	94,673	1,407,146
Tecnicas Reunidas SA(a)	17,859	273,462
Telefonica SA	1,745,900	7,993,347
Viscofan SA	17,886	1,145,067
Zardoya Otis SA	88,739	617,193

		127,743,768

Sweden — 5.2%
AAK AB	83,944	1,378,984
AF POYRY AB(a)	45,698	835,152
Alfa Laval AB(a)	120,150	2,257,303
Arjo AB, Class B	122,745	610,759
Assa Abloy AB, Class B	377,502	6,804,327
Atlas Copco AB, Class A	256,012	8,893,529
Atlas Copco AB, Class B	144,653	4,521,517
Axfood AB	55,544	1,178,303
Beijer Ref AB	32,163	667,812
BillerudKorsnas AB	85,548	1,082,138
Boliden AB	107,955	2,213,878
Bonava AB, Class B	43,605	212,775
Bravida Holding AB(a)(b)	113,306	925,733
Castellum AB	101,211	1,776,622
Dometic Group AB(a)(b)	125,777	846,566
Electrolux AB, Series B	87,338	1,205,825
Electrolux Professional AB, Class B(a)	211,900	487,271
Elekta AB, Class B	142,049	1,314,439
Embracer Group AB(a)	73,572	785,646
Epiroc AB, Class A	256,934	2,581,125
Epiroc AB, Class B	147,498	1,462,114
Essity AB, Class B(a)	230,460	7,491,507
Evolution Gaming Group AB(b)	45,600	2,077,099
Fabege AB	102,457	1,226,794
Fastighets AB Balder, Class B(a)	40,186	1,588,152

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Core MSCI Europe ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Sweden (continued)
Getinge AB, Class B	91,715	$1,766,278
Hennes & Mauritz AB, Class B	302,710	4,221,179
Hexagon AB, Class B	102,658	5,119,657
Hexpol AB(a)	124,357	907,162
Holmen AB, Class B	43,807	1,280,051
Hufvudstaden AB, Class A	60,447	776,072
Husqvarna AB, Class B	178,158	1,079,104
ICA Gruppen AB	37,807	1,649,740
Industrivarden AB, Class C(a)	65,546	1,356,929
Indutrade AB	42,640	1,374,301
Intrum AB(c)	33,554	515,650
Investor AB, Class B	167,277	8,412,489
JM AB	30,154	559,877
Kindred Group PLC	107,069	510,395
Kinnevik AB, Class B	94,363	1,951,565
Kungsleden AB	109,031	834,990
L E Lundbergforetagen AB, Class B	31,843	1,343,853
Lifco AB, Class B	23,778	1,134,952
Loomis AB, Class B	31,942	780,956
Lundin Energy AB	74,116	1,925,140
Millicom International Cellular SA, SDR	38,687	1,017,954
Mycronic AB	40,142	674,842
NCC AB, Class B	41,403	637,967
Nibe Industrier AB, Class B	141,172	2,642,856
Nobia AB	100,341	376,823
Nordic Entertainment Group AB, Class B	34,425	821,221
Nyfosa AB(a)	107,956	666,491
Pandox AB(a)	55,121	582,407
Peab AB, Class B	85,607	656,041
Saab AB, Class B(a)	38,647	896,219
Samhallsbyggnadsbolaget i Norden AB	418,167	811,314
Sandvik AB(a)	427,856	6,627,755
SAS AB(a)(c)	125,072	116,208
Securitas AB, Class B	131,759	1,557,414
Skandinaviska Enskilda Banken AB, Class A	602,097	4,952,543
Skanska AB, Class B(a)	129,498	2,481,320
SKF AB, Class B	140,950	2,244,735
SSAB AB, Class A(a)	121,519	297,228
SSAB AB, Class B(a)	286,579	674,255
Svenska Cellulosa AB SCA, Class B(a)	237,825	2,562,769
Svenska Handelsbanken AB, Class A(a)	580,976	5,371,256
Sweco AB, Class B	31,084	1,069,316
Swedbank AB, Class A	340,510	4,021,750
Swedish Match AB	65,076	4,034,936
Swedish Orphan Biovitrum AB(a)	77,839	1,514,191
Tele2 AB, Class B	195,802	2,537,937
Telefonaktiebolaget LM Ericsson, Class B	1,174,662	10,234,636
Telia Co. AB	1,011,953	3,496,746
Thule Group AB(b)	55,371	1,040,275
Trelleborg AB, Class B(a)	98,667	1,270,815
Vitrolife AB	25,458	465,257
Volvo AB, Class B	554,497	7,161,704
Wallenstam AB, Class B	86,243	894,465
Wihlborgs Fastigheter AB	72,191	1,033,285

		167,370,641

Switzerland — 16.0%
ABB Ltd., Registered	685,778	13,020,652
Adecco Group AG, Registered	59,695	2,616,894
Alcon Inc.(a)	158,340	8,357,084
Allreal Holding AG, Registered	7,039	1,308,394

Security	Shares	Value

Switzerland (continued)
Arbonia AG, Registered(a)	34,721	$293,554
Aryzta AG(a)(c)	487,730	196,679
Baloise Holding AG, Registered	19,593	2,933,418
Banque Cantonale Vaudoise, Registered	1,682	1,486,552
Barry Callebaut AG, Registered	1,186	2,324,936
Belimo Holding AG	221	1,467,761
BKW AG	10,343	838,028
Bucher Industries AG, Registered	3,355	944,816
Burckhardt Compression Holding AG	2,238	454,487
Cembra Money Bank AG	14,116	1,341,909
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates, NVS	394	3,071,906
Chocoladefabriken Lindt & Spruengli AG, Registered	40	3,348,702
Cie. Financiere Richemont SA, Registered	195,312	11,093,616
Clariant AG, Registered	79,167	1,465,387
Coca-Cola HBC AG	75,281	1,913,358
Credit Suisse Group AG, Registered	966,964	8,742,401
Daetwyler Holding AG, Bearer	4,602	787,702
DKSH Holding AG	15,787	891,459
dormakaba Holding AG	1,354	677,035
Dufry AG, Registered	18,283	595,384
Emmi AG, Registered	1,026	942,923
EMS-Chemie Holding AG, Registered	3,233	2,095,261
Flughafen Zurich AG, Registered(a)	7,862	970,175
Forbo Holding AG, Registered	524	702,540
Galenica AG(b)	24,060	1,721,331
Geberit AG, Registered	13,815	6,199,323
Georg Fischer AG, Registered	1,636	1,219,605
Givaudan SA, Registered	3,509	11,754,232
Helvetia Holding AG, Registered	14,706	1,346,190
Huber + Suhner AG, Registered	7,719	495,059
Idorsia Ltd.(a)	39,562	1,144,455
Implenia AG, Registered	7,464	303,772
Interroll Holding AG, Registered	304	577,668
Julius Baer Group Ltd.	85,172	3,339,282
Kuehne + Nagel International AG, Registered	20,521	2,935,216
LafargeHolcim Ltd., Registered	181,537	7,531,204
Landis+Gyr Group AG	11,403	770,321
Leonteq AG	7,793	280,989
Logitech International SA, Registered	71,134	3,427,905
Lonza Group AG, Registered	28,678	12,521,276
Meyer Burger Technology AG(a)(c)	565,156	141,238
Mobimo Holding AG, Registered	4,028	1,105,963
Nestle SA, Registered	1,117,188	117,952,087
Novartis AG, Registered	804,894	68,601,337
OC Oerlikon Corp. AG, Registered	111,457	834,931
Pargesa Holding SA, Bearer	17,336	1,233,090
Partners Group Holding AG	6,986	5,499,625
PSP Swiss Property AG, Registered	15,564	1,809,336
Roche Holding AG, NVS	263,148	91,460,391
Schindler Holding AG, Participation Certificates, NVS	14,685	3,263,671
Schindler Holding AG, Registered	8,644	1,853,917
SFS Group AG	8,707	690,588
SGS SA, Registered	2,298	5,202,435
Siegfried Holding AG, Registered	2,290	1,046,355
SIG Combibloc Group AG	96,051	1,545,534
Sika AG, Registered	48,235	7,981,277
Sonova Holding AG, Registered	21,580	3,897,212
Stadler Rail AG(a)(c)	20,397	891,411
Straumann Holding AG, Registered	4,117	3,124,168

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Core MSCI Europe ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Switzerland (continued)
Sulzer AG, Registered	9,835	$695,986
Sunrise Communications Group AG(b)	16,240	1,300,681
Swatch Group AG (The), Bearer	10,580	2,117,315
Swatch Group AG (The), Registered	25,163	979,771
Swiss Life Holding AG, Registered	13,486	4,777,354
Swiss Prime Site AG, Registered	29,431	2,796,273
Swiss Re AG	112,624	8,128,672
Swisscom AG, Registered	9,489	4,933,513
Tecan Group AG, Registered	5,880	1,897,148
Temenos AG, Registered	25,406	3,306,215
UBS Group AG, Registered	1,444,425	15,474,646
Valiant Holding AG, Registered	9,058	875,627
VAT Group AG(b)	11,514	1,899,216
Vifor Pharma AG	18,283	2,747,707
Vontobel Holding AG, Registered	15,633	811,494
Zurich Insurance Group AG	55,269	17,597,434

		518,924,459

United Kingdom — 24.5%
3i Group PLC	355,614	3,516,663
Abcam PLC	81,442	1,304,632
Admiral Group PLC	73,392	2,156,952
Aggreko PLC	104,940	607,561
Anglo American PLC	393,541	7,024,956
Antofagasta PLC	148,764	1,525,542
AO World PLC(a)(c)	251,962	181,789
Ascential PLC(b)	170,015	542,555
Ashmore Group PLC	161,790	774,256
Ashtead Group PLC	177,353	4,865,569
ASOS PLC(a)	30,897	932,988
Associated British Foods PLC	132,469	3,162,175
Assura PLC	1,199,903	1,154,799
Aston Martin Lagonda Global Holdings PLC(a)(b)(c)	175,332	126,722
AstraZeneca PLC	491,739	51,617,644
Auto Trader Group PLC(b)	371,684	2,150,495
Avast PLC(b)	247,114	1,428,197
AVEVA Group PLC	26,387	1,188,212
Aviva PLC	1,443,714	4,403,249
B&M European Value Retail SA	352,164	1,478,305
Babcock International Group PLC	107,899	573,655
BAE Systems PLC	1,205,841	7,732,704
Balfour Beatty PLC	282,775	925,937
Bank of Georgia Group PLC	21,390	268,724
Barclays PLC	6,376,359	8,517,351
Barratt Developments PLC	375,166	2,455,990
Beazley PLC	202,636	1,012,156
Bellway PLC	45,463	1,527,092
Berkeley Group Holdings PLC	47,063	2,483,152
Big Yellow Group PLC	70,190	949,087
Blue Prism Group PLC(a)(c)	30,080	492,480
Bodycote PLC	79,166	582,660
boohoo Group PLC(a)	300,162	1,222,909
BP PLC	7,577,825	29,927,018
Brewin Dolphin Holdings PLC	152,240	526,157
British American Tobacco PLC	861,269	33,465,386
British Land Co. PLC (The)	325,735	1,662,364
Britvic PLC	113,615	1,049,734
BT Group PLC	3,145,968	4,605,060
Bunzl PLC	122,474	2,668,688
Burberry Group PLC	157,567	2,762,586
Burford Capital Ltd.	76,722	484,060

Security	Shares	Value

United Kingdom (continued)
Cairn Energy PLC(a)	255,936	$361,564
Capita PLC(a)	663,052	326,006
Capital & Counties Properties PLC	278,798	584,814
Card Factory PLC	159,842	83,873
Carnival PLC	62,025	857,067
Centamin PLC	553,980	1,089,022
Centrica PLC	2,228,744	1,121,680
Cineworld Group PLC	435,975	359,976
Clinigen Group PLC	67,824	617,670
Close Brothers Group PLC	58,053	798,887
Coats Group PLC	731,175	424,243
Coca-Cola European Partners PLC	88,872	3,522,886
Compass Group PLC	589,117	9,927,590
Computacenter PLC	27,832	511,142
ConvaTec Group PLC(b)	587,693	1,574,493
Countryside Properties PLC(b)	203,973	1,042,504
Cranswick PLC	23,307	1,093,029
Crest Nicholson Holdings PLC	146,250	473,725
Croda International PLC	47,904	2,949,887
Daily Mail & General Trust PLC, Class A, NVS	70,759	631,011
Dart Group PLC	36,238	294,136
DCC PLC	39,896	2,847,266
De La Rue PLC	56,460	47,572
Dechra Pharmaceuticals PLC	43,311	1,513,261
Derwent London PLC	36,354	1,424,261
Diageo PLC	884,236	30,671,619
Dialog Semiconductor PLC(a)	29,439	927,030
Diploma PLC	55,711	1,212,177
Direct Line Insurance Group PLC	481,009	1,653,315
Dixons Carphone PLC	398,708	390,510
Domino’s Pizza Group PLC	206,848	898,045
Drax Group PLC	205,725	541,818
DS Smith PLC	523,161	2,058,195
Dunelm Group PLC	47,035	546,111
easyJet PLC(c)	59,489	452,620
Electrocomponents PLC	183,045	1,334,509
Elementis PLC	275,375	243,141
EnQuest PLC(a)(c)	910,975	131,912
Equiniti Group PLC(b)	154,705	334,465
Essentra PLC	167,287	588,711
Euromoney Institutional Investor PLC	45,936	478,017
Evraz PLC	199,322	666,752
Experian PLC	337,829	10,124,630
Ferguson PLC	85,574	6,191,370
Ferrexpo PLC	126,249	215,935
Fevertree Drinks PLC	41,981	921,378
Fiat Chrysler Automobiles NV	408,826	3,589,461
Firstgroup PLC(a)	536,168	452,104
Frasers Group PLC(a)	111,050	364,190
Future PLC	39,876	519,071
G4S PLC	591,143	814,237
Games Workshop Group PLC	12,837	974,756
GB Group PLC	85,535	728,255
Genus PLC	29,490	1,269,169
GlaxoSmithKline PLC	1,865,043	39,074,578
Glencore PLC	4,077,396	7,565,391
Go-Ahead Group PLC (The)	19,867	335,293
GoCo Group PLC	180,785	189,268
Grainger PLC	309,849	1,044,293
Great Portland Estates PLC	99,776	851,770

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Core MSCI Europe ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom (continued)
Greencore Group PLC	288,874	$663,885
Greggs PLC	41,153	950,961
GVC Holdings PLC	226,531	2,154,442
Halma PLC	152,302	4,015,020
Hammerson PLC(c)	324,675	289,046
Hargreaves Lansdown PLC	126,585	2,300,018
Hays PLC	600,817	822,257
Helical PLC	86,825	394,260
Hikma Pharmaceuticals PLC	59,272	1,771,878
Hiscox Ltd.	109,243	968,139
HomeServe PLC	116,879	1,643,793
Howden Joinery Group PLC	221,181	1,465,239
HSBC Holdings PLC	7,602,988	39,319,137
Hunting PLC	77,230	177,683
Hyve Group PLC	464,591	133,904
IG Group Holdings PLC	152,592	1,452,201
IMI PLC	103,605	1,081,395
Imperial Brands PLC	358,286	7,587,808
Inchcape PLC	169,265	1,070,715
Indivior PLC(a)	533,390	331,821
Informa PLC	472,627	2,618,284
InterContinental Hotels Group PLC	65,956	3,001,626
Intermediate Capital Group PLC	117,262	1,668,408
Intertek Group PLC	61,850	3,705,690
Intu Properties PLC(a)(c)	564,138	39,492
Investec PLC	256,038	529,483
ITV PLC	1,365,846	1,317,950
IWG PLC	257,376	772,646
J D Wetherspoon PLC	31,285	372,910
J Sainsbury PLC	665,429	1,662,731
JD Sports Fashion PLC	169,961	1,134,930
John Laing Group PLC(b)	235,423	1,083,277
John Menzies PLC	83,118	133,148
John Wood Group PLC	273,673	699,370
Johnson Matthey PLC	72,469	1,821,321
Jupiter Fund Management PLC	184,437	508,550
KAZ Minerals PLC	119,260	623,677
Keller Group PLC	33,350	258,706
Keywords Studios PLC(c)	26,427	531,006
Kingfisher PLC	844,928	1,676,425
Lancashire Holdings Ltd.	91,987	710,090
Land Securities Group PLC	254,196	2,122,572
Legal & General Group PLC	2,166,558	5,591,287
Lloyds Banking Group PLC	26,260,880	10,679,234
London Stock Exchange Group PLC	117,949	11,092,667
LondonMetric Property PLC	370,299	907,063
M&G PLC	985,839	1,644,514
Man Group PLC	639,607	1,076,229
Marks & Spencer Group PLC	731,880	850,228
Marshalls PLC	89,029	715,892
Marston’s PLC	516,878	246,182
McCarthy & Stone PLC(b)	203,965	182,148
Mediclinic International PLC	146,892	480,622
Meggitt PLC	296,092	1,043,118
Melrose Industries PLC	1,884,646	2,371,969
Micro Focus International PLC	128,298	779,529
Mitchells & Butlers PLC(a)	105,288	235,596
Mitie Group PLC	165,092	154,305
Mondi PLC	180,697	3,213,704
Moneysupermarket.com Group PLC	225,498	903,356

Security	Shares	Value

United Kingdom (continued)
Morgan Advanced Materials PLC	137,451	$378,822
N Brown Group PLC	78,704	24,372
National Express Group PLC	207,931	716,532
National Grid PLC	1,292,414	15,222,688
Network International Holdings PLC(a)(b)	176,867	925,829
NewRiver REIT PLC	202,935	171,757
Next PLC	52,393	3,123,222
Ninety One PLC(a)	223,682	478,794
NMC Health PLC(a)(e)	42,009	1
Ocado Group PLC(a)(c)	178,232	3,607,125
OneSavings Bank PLC	182,041	560,267
Pagegroup PLC	133,051	631,018
Paragon Banking Group PLC	116,830	491,605
Pearson PLC	292,184	1,694,577
Pennon Group PLC	161,273	2,229,503
Persimmon PLC	122,282	3,401,002
Petrofac Ltd.	101,980	253,277
Pets at Home Group PLC	229,902	744,107
Pharos Energy PLC	161,850	36,543
Phoenix Group Holdings PLC	233,008	1,766,368
Playtech PLC	131,238	386,364
Plus500 Ltd.	47,685	752,145
Premier Foods PLC(a)	903,682	520,916
Premier Oil PLC(a)(c)	364,393	149,976
Primary Health Properties PLC	570,855	1,108,874
Provident Financial PLC	112,483	274,539
Prudential PLC	970,971	13,821,133
Purplebricks Group PLC(a)	162,739	76,361
QinetiQ Group PLC	260,919	1,000,495
Quilter PLC(b)	771,959	1,200,099
Rathbone Brothers PLC	24,055	458,768
Reckitt Benckiser Group PLC	266,755	22,308,065
Redde Northgate PLC	112,621	255,130
Redrow PLC	96,266	560,013
RELX PLC	729,930	16,540,333
Renishaw PLC	16,072	714,400
Rentokil Initial PLC	716,857	4,288,659
Restaurant Group PLC (The)	348,674	237,272
Rightmove PLC	353,796	2,220,594
Rio Tinto PLC	424,848	19,744,582
Rolls-Royce Holdings PLC	662,606	2,758,069
Rotork PLC	342,785	1,074,877
Royal Bank of Scotland Group PLC	1,782,907	2,486,127
Royal Dutch Shell PLC, Class A	1,593,181	26,626,667
Royal Dutch Shell PLC, Class B	1,382,128	22,426,428
Royal Mail PLC	353,735	742,896
RPS Group PLC	142,181	93,257
RSA Insurance Group PLC	370,368	1,687,396
RWS Holdings PLC	82,302	558,507
Safestore Holdings PLC	105,012	952,365
Saga PLC	459,455	94,116
Sage Group PLC (The)	414,637	3,347,217
Sanne Group PLC	65,173	532,695
Savills PLC	67,827	825,592
Schroders PLC	51,887	1,736,982
Segro PLC	417,797	4,371,896
Senior PLC	241,411	197,928
Serco Group PLC(a)	546,683	888,152
Severn Trent PLC	87,448	2,636,232
Shaftesbury PLC	65,918	498,874

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Core MSCI Europe ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom (continued)
Signature Aviation PLC	343,116	$847,186
Smith & Nephew PLC	325,474	6,396,164
Smiths Group PLC	146,835	2,297,535
Softcat PLC	53,574	763,604
Spectris PLC	49,726	1,672,794
Spirax-Sarco Engineering PLC	28,535	3,141,438
Spire Healthcare Group PLC(b)	208,896	254,532
Spirent Communications PLC	259,069	787,532
SSE PLC	383,641	6,048,822
SSP Group PLC	170,923	604,525
St. James’s Place PLC	199,199	2,139,226
St. Modwen Properties PLC	112,264	521,104
Stagecoach Group PLC	215,831	203,634
Standard Chartered PLC	1,047,614	5,384,740
Standard Life Aberdeen PLC	929,725	2,592,860
Synthomer PLC	146,815	525,185
TalkTalk Telecom Group PLC	298,549	311,239
Tate & Lyle PLC	180,455	1,621,088
Taylor Wimpey PLC	1,209,718	2,243,804
Ted Baker PLC(c)	35,767	68,800
Telecom Plus PLC	37,746	630,369
Tesco PLC	3,640,906	10,796,871
TP ICAP PLC	258,820	1,108,015
Trainline PLC(a)(b)	190,094	909,707
Travis Perkins PLC	94,213	1,235,296
Tritax Big Box REIT PLC	743,813	1,131,480
Tullow Oil PLC	573,296	187,507
Ultra Electronics Holdings PLC	31,027	771,369
Unilever PLC	415,691	21,508,102
UNITE Group PLC (The)	104,342	1,152,262
United Utilities Group PLC	250,224	2,847,525
Vectura Group PLC	458,020	491,065
Vesuvius PLC	95,736	483,993
Victoria PLC(a)(c)	56,526	149,728
Victrex PLC	35,068	882,892
Virgin Money UK PLC(a)	511,819	491,418
Vistry Group PLC	95,265	970,914
Vodafone Group PLC	9,997,393	14,141,098
Weir Group PLC (The)	104,214	1,254,825
WH Smith PLC	52,235	825,560
Whitbread PLC	49,757	1,870,278
William Hill PLC	357,414	514,391
Wm Morrison Supermarkets PLC	909,921	2,100,345
Workspace Group PLC	57,795	569,347
WPP PLC	472,603	3,703,085

		793,389,063

Total Common Stocks — 98.4% (Cost: $3,892,221,358)		3,186,385,061

Security	Shares	Value

Preferred Stocks

Germany — 0.8%
Bayerische Motoren Werke AG, Preference Shares, NVS	22,227	$1,052,201
Fuchs Petrolub SE, Preference Shares, NVS(c)	31,983	1,242,198
Henkel AG & Co. KGaA, Preference Shares, NVS	67,402	5,982,810
Jungheinrich AG, Preference Shares, NVS	25,801	467,418
Porsche Automobil Holding SE, Preference Shares, NVS	61,246	3,087,818
Sartorius AG, Preference Shares, NVS	14,601	4,106,867
Volkswagen AG, Preference Shares, NVS	69,195	9,717,701

		25,657,013

Italy — 0.0%
Telecom Italia SpA/Milano, Preference Shares, NVS	2,135,762	850,102

Total Preferred Stocks — 0.8% (Cost: $33,526,275)		26,507,115

Short-Term Investments

Money Market Funds — 1.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.89%(f)(g)(h)	48,948,329	49,002,172
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.18%(f)(g)	1,120,000	1,120,000

		50,122,172

Total Short-Term Investments — 1.5% (Cost: $50,076,153)		50,122,172

Total Investments in Securities — 100.7% (Cost: $3,975,823,786)		3,263,014,348

Other Assets, Less Liabilities — (0.7)%		(24,247,894)

Net Assets — 100.0%		$3,238,766,454

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period-end.
(h)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Core MSCI Europe ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended April 30, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 07/31/19	Net Activity	Shares Held at 04/30/20	Value at 04/30/20	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	39,687,757	9,260,572	48,948,329	$49,002,172	$642,032	(b)	$(883)	$32,085
BlackRock Cash Funds: Treasury, SL Agency Shares	259,000	861,000	1,120,000	1,120,000	11,180		—	—

				$50,122,172	$653,212		$(883)	$32,085

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro STOXX 50 Index	482	06/19/20	$15,242	$1,103,922
FTSE 100 Index	119	06/19/20	8,833	598,181

				$1,702,103

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$3,181,087,710	$5,297,350	$1	$3,186,385,061
Preferred Stocks	26,507,115	—	—	26,507,115
Money Market Funds	50,122,172	—	—	50,122,172

	$3,257,716,997	$5,297,350	$1	$3,263,014,348

Derivative financial instruments(a)
Assets
Futures Contracts	$1,702,103	$—	$—	$1,702,103

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations — Equity

NVS	Non-Voting Shares

SDR	Swedish Depositary Receipt